Financial Instruments - Debt Fair Value and Carrying Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	May 31, 2016	Dec. 31, 2015	Oct. 31, 2015	Oct. 19, 2015	Nov. 16, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 2,611,225	$ 2,486,700		$ 2,138,112
Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	2,519,465	2,519,465		2,155,000
Estimated Fair Value	$ 2,652,059	2,625,570		1,932,990
Senior Notes
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Stated Interest Rate	7.875%
Senior Notes | 6.375% Senior Secured Notes due 2019
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 413,817	$ 707,772		904,818
Stated Interest Rate	6.375%	6.375%					6.375%
Senior Notes | 6.375% Senior Secured Notes due 2019 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 419,465	$ 719,465		925,000
Estimated Fair Value	431,462	743,783		879,906
Senior Notes | 8.75% Senior Notes due 2020
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 921,999	$ 920,795		918,168
Stated Interest Rate	8.75%	8.75%					8.75%
Senior Notes | 8.75% Senior Notes due 2020 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 930,000	$ 930,000		930,000
Estimated Fair Value	962,550	946,275		756,788
Senior Notes | 8.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 266,409	$ 266,137		295,126
Stated Interest Rate	8.875%	8.875%			8.875%	8.875%
Senior Notes | 8.875% Senior Secured Notes Due 2022 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 270,000	$ 270,000		300,000
Estimated Fair Value	279,297	280,372		296,296
Senior Notes | 7.875% Senior Secured Notes Due 2022
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 909,000	$ 591,996
Stated Interest Rate	7.875%	7.875%	7.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022 | Level 2
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Face Value	$ 900,000	$ 600,000		0
Estimated Fair Value	$ 978,750	$ 655,140		$ 0